LEASE	12 Months Ended
Dec. 31, 2021
LEASE
LEASE

16.         LEASE

Operating lease as lessee

The Group enters into operating leases primarily for general office space. The Group’s leases typically have original terms not exceeding 5 years. These leases have remaining lease terms of 1 year to 3 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

Lease costs are included in general and administrative expenses. Operating lease expenses were RMB 20,139, RMB 28,999 and RMB 51,608 for the years ended December 31, 2019, 2020 and 2021, respectively, included amortization expenses of land use rights of nil, nil and RMB 17,270 for the years ended December 31, 2019, 2020 and 2021, respectively. Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 6 for separate disclosures related to land use right.

Supplemental cash flow information related to leases was as follows:

	Year ended,	Year ended,
	December 31, 2020	December 31, 2021
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	30,536	33,252
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	36,236	25,349

16.         LEASE - continued

Operating lease as lessee – continued

The following table shows ROU assets and lease liabilities as of December 31, 2020 and 2021 (except lease term and discount rate):

	Year ended,	Year ended,
	December 31, 2020	December 31, 2021
	RMB	RMB
Right-of-use assets	48,990	42,606
Operating lease liabilities-current	28,528	25,779
Operating lease liabilities-non current	14,974	13,177

	Year ended,	Year ended,
	December 31, 2020	December 31, 2021
	RMB	RMB
Weighted-average remaining lease term	1.69	2.09
Weighted-average discount rate	6.16%	6.22%

The maturities of operating lease liabilities as of December 31, 2020 and 2021 are as follows:

Year ended,
December 31, 2020
RMB
2021	32,255
2022	13,582
2023	710
2024	—
2025 and thereafter	—
Total undiscounted lease payments	46,547
Imputed interest	(3,045)
Total lease liabilities	43,502

The maturities of operating lease liabilities as of December 31, 2020 and 2021 are as follows: - continued

Year ended,
December 31, 2021
RMB
2022	28,203
2023	7,034
2024	3,550
2025	382
2026 and thereafter	—
Total undiscounted lease payments	39,169
Imputed interest	(213)
Total lease liabilities	38,956